Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	METAGENOMI THERAPEUTICS, INC.
Entity Central Index Key	0001785279
Amendment Flag	false